W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

January 17, 2025

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nushares ETF Trust (File Nos. 333-212032 and 811-23161)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Nushares ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information for the Trust’s Nuveen High Yield Municipal Income ETF and Nuveen Municipal Income ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 106, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001193125-25-005240) on January 13, 2025.

Please do not hesitate to contact me at 202.373.6799 if you have any questions.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001